Expense Example {- Fidelity® Nasdaq Composite Index® ETF} - 11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-11 - Fidelity® Nasdaq Composite Index® ETF - Fidelity Nasdaq Composite Index ETF-Default
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268